CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,038,460	$ 1,567,732	$ 1,548,443
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,274,870	2,335,204	2,000,496
Currency exchange and transaction (gain)/loss	(102,786)	130,467	(98,706)
Impairment of goodwill and long-lived assets	627,416	19,015	127,875
Debt issuance cost amortization	30,380	28,502	89,244
Amortization of deferred connection fees	(73,568)	(96,676)	(95,706)
Equity in net income of associates	(27,929)	(49,443)	(70,649)
Provision for doubtful accounts	88,325	111,307	122,550
Inventory obsolescence expense	25,970	30,160	27,825
Deferred tax loss/(benefit)	58,208	11,548	(45,448)
Other non-cash items	(1,989)	(9,304)	59,555
Changes in operating assets and liabilities:
Increase in trade receivables	(273,879)	(212,222)	(301,764)
Increase in inventory	(1,485)	(15,356)	(105,859)
(Increase)/decrease in prepaid expenses and other current assets	(25,426)	(37,715)	141,976
Decrease/(increase) in VAT receivable	21,556	(38,087)	(53,265)
Increase in trade payables, accrued liabilities and other current liabilities	269,710	31,545	222,630
Increase in liability for claims in Uzbekistan	264,429
Dividends received	44,351	42,328	47,973
Net cash provided by operating activities	4,236,613	3,849,005	3,617,170
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of subsidiaries, net of cash acquired	(60,933)	(219,474)	(195,106)
Purchases of property, plant and equipment	(2,642,796)	(2,239,787)	(1,914,331)
Purchases of intangible assets	(259,972)	(344,679)	(732,786)
Proceeds from sale of property, plant and equipment and assets held for sale	12,698	22,554	6,790
Purchases of short-term investments	(1,098,833)	(522,969)	(672,286)
Proceeds from sale of short-term investments	993,103	787,957	577,623
Purchase of other investments	(66,086)	(51,694)	(109,448)
Proceeds from sale of shares in Svyazinvest			843,158
Proceeds from sales of other investments	64,371	7,485	15,989
Investments in and advances to/from associates, net		3,000	(2,900)
(Increase)/decrease in restricted cash	(1,761)	2,568	1,670
Net cash used in investing activities	(3,060,209)	(2,555,039)	(2,181,627)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash payments for the acquisitions of subsidiaries from entities under common control and non-controlling interests	(8,190)	(864,081)	(739,756)
Contingent consideration paid on acquisition of subsidiaries	(654)	(13,532)
Proceeds from issuance of notes		228,333	1,560,028
Repayment of notes	(800,784)	(49,409)	(862,403)
Repurchase of common stock		(67)
Proceeds from issuance of common stock		13,442
Proceeds from sale of treasury stock	19
Notes and debt issuance cost		(70,774)	(65,697)
Capital lease obligation principal paid	(6,839)	(9,348)	(12,841)
Dividends paid	(922,935)	(1,239,828)	(975,822)
Cash deconsolidated on the loss of control over Stream	(7,220)
Proceeds from loans	580,015	2,043,521	2,839,644
Loan principal paid	(1,241,033)	(308,565)	(4,779,595)
Net cash used in financing activities	(2,407,621)	(270,308)	(3,036,442)
Effect of exchange rate changes on cash and cash equivalents	105,194	(100,526)	(417)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(1,126,023)	923,132	(1,601,316)
CASH AND CASH EQUIVALENTS, beginning of the year	1,850,826	927,694	2,529,010
CASH AND CASH EQUIVALENTS, end of the year	724,803	1,850,826	927,694
SUPPLEMENTAL INFORMATION:
Income taxes paid	548,361	511,961	400,116
Interest paid	614,401	633,116	671,354
Non-cash investing and financing activities:
Contributed property, plant and equipment	1,067	6,110	2,814
Amounts owed for capital expenditures	115,315	229,064	180,528
Payable related to business acquisitions	$ 9,105	$ 6,857	$ 23,281